NET REVENUES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Finance income	€ 73,969	€ 60,183	€ 67,005
Financial services companies
Disaggregation of Revenue [Line Items]
Finance income	€ 69,389	€ 55,043	€ 65,878